Statements Of Financial Condition (USD $)	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Investments in U.S. Treasury notes-at fair value (amortized cost $27,505,889 and $28,389,695)	$ 27,509,188	$ 28,396,041
Net unrealized appreciation on open futures and forward currency contracts	3,134,932	2,496,110
Due from brokers	1,775,697	2,205,107
Cash denominated in foreign currencies (cost $3,316,796 and $1,359,884)	3,319,987	1,368,336
Total equity in trading accounts	35,739,804	34,465,594
INVESTMENTS IN U.S. TREASURY NOTES-at fair value (amortized cost $82,000,337 and $111,707,766)	82,011,307	111,733,763
CASH AND CASH EQUIVALENTS	4,135,215	2,226,883
ACCRUED INTEREST RECEIVABLE	261,737	646,507
TOTAL	122,148,063	149,072,747
LIABILITIES:
Capital contributions received in advance	225,000	873,000
Net unrealized depreciation on open futures and forward currency contracts	215,372	943,951
Accrued brokerage fees	218,459	285,906
Due to brokers	1,698,720
Cash denominated in foreign currencies (cost -$0 and -$428,893)		438,694
Accrued expenses	111,175	146,185
Capital withdrawals payable	2,323,360	3,341,531
Due to General Partner	333	123
Total liabilities	4,792,419	6,029,390
PARTNERS' CAPITAL	117,355,644	143,043,357
TOTAL	$ 122,148,063	$ 149,072,747